LEASE OBLIGATIONS - Schedule of Right-of-use Assets (Details) - USD ($)		9 Months Ended	12 Months Ended
	Feb. 02, 2023	Sep. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		$ 60,508,354	$ 60,902,362
Additions	$ 3,306,755	36,241,948	7,401,691
Modifications		(2,150,354)	(439,897)
Depreciation expense		(6,577,331)	(6,684,764)
Foreign currency translation adjustment		183,762	(671,038)
Right-of-use assets, end balance		88,206,379	60,508,354
Premises
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		59,375,131	60,297,423
Additions		26,550,058	6,661,404
Modifications		(2,121,635)	(450,567)
Depreciation expense		(5,923,357)	(6,497,931)
Foreign currency translation adjustment		183,551	(635,198)
Right-of-use assets, end balance		78,063,748	59,375,131
Rolling stock
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		1,133,223	604,939
Additions		639,610	740,287
Modifications		(28,719)	10,670
Depreciation expense		(310,838)	(186,833)
Foreign currency translation adjustment		211	(35,840)
Right-of-use assets, end balance		1,433,487	1,133,223
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets, beginning balance		0	0
Additions		9,052,280	0
Modifications		0	0
Depreciation expense		(343,136)	0
Foreign currency translation adjustment		0	0
Right-of-use assets, end balance		$ 8,709,144	$ 0